Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Income tax expense
Unrecognized uncertain tax positions
Net valuation allowance decrease					413,297	(471,758)
Valuation allowance					4,775,365	5,188,662
Net operating losses					14,686,795	13,973,647
State net operating losses					13,047,440	$ 12,903,061
Net operating loss remaining amount					293,064
Deferred tax assets operating loss					$ 4,795,957
Percentage of realized upon ultimate settlement					50.00%
Ireland [Member]
Income Taxes [Line Items]
Income tax expense